UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06367

                        Gabelli Equity Series Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                        THE GABELLI SMALL CAP GROWTH FUND

                            FIRST QUARTER REPORT (a)
                                DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     During the quarter ended December 31, 2008, The Gabelli Small Cap Growth Fund (the "Fund") declined 21.87%, while the Russell 2000 Index and the Value Line Composite Index were down 26.12% and 26.39%, respectively.

     Enclosed is the investment portfolio as of December 31, 2008.

COMPARATIVE RESULTS

            AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)(b)

                                                                                                                           Since
                                                      Six                                                               Inception
                                        Quarter      Months      1 Year      3 Year     5 Year    10 Year    15 Year    (10/22/91)
                                        -------     -------     -------     -------     ------    -------    -------    ----------
GABELLI SMALL CAP GROWTH FUND
   CLASS AAA ........................   (21.87)%    (24.16)%    (30.98)%     (4.09)%     2.60%      7.01%      9.03%      11.63%
Russell 2000 Index ..................   (26.12)     (26.94)     (33.79)      (8.29)     (0.93)      3.02       5.89        7.56
Value Line Composite Index ..........   (26.39)     (29.57)     (37.44)      (9.84)     (1.70)      4.23       7.79        9.06
Class A .............................   (21.78)     (24.12)     (30.94)      (4.09)      2.61       7.02       9.03       11.64
                                        (26.28)(c)  (28.48)(c)  (34.91)(c)   (5.96)(c)   1.40(c)    6.39(c)    8.60(c)    11.25(c)
Class B .............................   (22.02)     (24.42)     (31.48)      (4.80)      1.85       6.62       8.76       11.39
                                        (25.92)(d)  (28.20)(d)  (34.91)(d)   (5.76)(d)   1.47(d)    6.62       8.76       11.39
Class C .............................   (21.99)     (24.42)     (31.46)      (4.79)      1.85       6.62       8.76       11.39
                                        (22.77)(e)  (25.18)(e)  (32.14)(e)   (4.79)      1.85       6.62       8.76       11.39
Class I .............................   (21.80)     (24.03)     (30.79)      (4.00)      2.66       7.04       9.05       11.65

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.44%, 1.44%, 2.18%, 2.18%, AND 1.18%, RESPECTIVELY. CLASS AAA AND I SHARES DO NOT HAVE A SALES CHARGE.THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT www.gabelli.com FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING.THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER AND CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE DIFFERENCES IN EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES AND THE VALUE LINE COMPOSITE INDEX (COMPOSED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
              COMMON STOCKS -- 87.7%
              AEROSPACE -- 0.3%
    220,000   Herley Industries Inc.+ ..............................   $   2,701,600
      4,000   Innovative Solutions & Support Inc. ..................          15,800
                                                                       -------------
                                                                           2,717,400
                                                                       -------------
              AGRICULTURE -- 0.0%
      1,500   Cadiz Inc.+ ..........................................          18,765
      3,500   The Mosaic Co. .......................................         121,100
                                                                       -------------
                                                                             139,865
                                                                       -------------
              AUTOMOTIVE -- 0.1%
     25,000   Navistar International Corp.+ ........................         534,500
     26,000   Oshkosh Corp. ........................................         231,140
                                                                       -------------
                                                                             765,640
                                                                       -------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.9%
      3,816   ATC Technology Corp.+ ................................          55,828
      1,000   BERU AG ..............................................         102,863
    150,000   BorgWarner Inc. ......................................       3,265,500
     69,022   China Automotive Systems Inc.+ .......................         233,985
    200,000   Dana Holding Corp.+ ..................................         148,000
    240,900   Earl Scheib Inc.+ (a) ................................         149,358
    150,000   Lear Corp.+ ..........................................         211,500
    300,000   Midas Inc.+ ..........................................       3,147,000
    270,000   Modine Manufacturing Co. .............................       1,314,900
     11,812   Monro Muffler Brake Inc. .............................         301,206
    570,545   O'Reilly Automotive Inc.+ ............................      17,538,553
    225,000   Proliance International Inc.+ ........................          81,000
     10,000   Puradyn Filter Technologies Inc.+ ....................           1,400
    120,000   SORL Auto Parts Inc.+ ................................         192,000
     80,375   Spartan Motors Inc. ..................................         380,174
    325,000   Standard Motor Products Inc. .........................       1,124,500
     52,000   Strattec Security Corp. ..............................         855,400
     75,000   Superior Industries International Inc. ...............         789,000
    300,000   Tenneco Inc.+ ........................................         885,000
    330,000   The Pep Boys - Manny, Moe & Jack .....................       1,362,900
     27,000   Thor Industries Inc. .................................         355,860
     46,000   Wonder Auto Technology Inc.+ .........................         180,320
                                                                       -------------
                                                                          32,676,247
                                                                       -------------
              AVIATION: PARTS AND SERVICES -- 2.8%
     25,000   AAR Corp.+ ...........................................         460,250
     10,000   Astronics Corp.+ .....................................          89,000
      3,125   Astronics Corp., Cl. B+ ..............................          26,844
     14,000   Barnes Group Inc. ....................................         203,000
    187,000   Curtiss-Wright Corp. .................................       6,243,930
      7,500   Ducommun Inc. ........................................         125,250
     30,000   Embraer-Empresa Brasileira de
                 Aeronautica SA, ADR ...............................         486,300
     22,000   Gamesa Corp. Tecnologica SA ..........................         389,602
    340,000   GenCorp Inc.+ ........................................       1,251,200

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
    465,000   Kaman Corp. ..........................................   $   8,430,450
     90,000   Moog Inc., Cl. A+ ....................................       3,291,300
    510,000   The Fairchild Corp., Cl. A+ ..........................         153,000
     80,200   Woodward Governor Co. ................................       1,846,204
                                                                       -------------
                                                                          22,996,330
                                                                       -------------
              BROADCASTING -- 0.4%
    213,800   Acme Communications Inc.+ ............................          85,520
    100,000   Beasley Broadcast Group Inc., Cl. A ..................         180,000
      2,000   Cogeco Inc. ..........................................          40,340
    295,000   Crown Media Holdings Inc., Cl. A+ ....................         840,750
      3,333   CTN Media Group Inc.+ (b) ............................               3
      2,000   Global Traffic Network Inc.+ .........................          11,680
      2,433   Granite Broadcasting Corp.+ ..........................           2,433
    460,000   Gray Television Inc. .................................         184,000
     41,000   Gray Television Inc., Cl. A ..........................          23,780
     48,000   Hearst-Argyle Television Inc. ........................         290,880
    120,000   Ideation Acquisition Corp.+ ..........................         873,600
        250   Liberty Media Corp. - Capital, Cl. A+ ................           1,178
     15,000   Nexstar Broadcasting Group Inc., Cl. A+ ..............           7,665
    495,341   Salem Communications Corp., Cl. A+ ...................         371,506
    230,000   Sinclair Broadcast Group Inc., Cl. A .................         713,000
    400,000   Sirius XM Radio Inc.+ ................................          48,000
     20,000   Spanish Broadcasting System Inc., Cl. A+ .............           1,940
    441,000   Young Broadcasting Inc., Cl. A+ ......................          14,156
                                                                       -------------
                                                                           3,690,431
                                                                       -------------
              BUILDING AND CONSTRUCTION -- 0.1%
     25,000   Huttig Building Products Inc.+ .......................          11,250
     25,000   Insituform Technologies Inc., Cl. A+ .................         492,250
      1,000   Universal Forest Products Inc. .......................          26,910
                                                                       -------------
                                                                             530,410
                                                                       -------------
              BUSINESS SERVICES -- 4.2%
     30,000   ACCO Brands Corp.+ ...................................         103,500
    400,000   AMICAS Inc.+ .........................................         668,000
     69,200   Ascent Media Corp., Cl. A+ ...........................       1,511,328
      6,000   BB Holdings Ltd.+ ....................................          15,450
    445,000   BPW Acquisition Corp.+ ...............................       4,049,500
      5,000   BrandPartners Group Inc.+ ............................             200
    110,000   Clear Channel Outdoor Holdings Inc., Cl. A+ . ........         676,500
      4,500   Cockleshell Ltd.+ ....................................           3,461
      2,200   comScore Inc.+ .......................................          28,050
    272,000   Diebold Inc. .........................................       7,640,480
    440,000   Edgewater Technology Inc.+ ...........................       1,139,600
    310,000   Furmanite Corp.+ .....................................       1,670,900
    119,931   GP Strategies Corp.+ .................................         539,690
     35,589   GSE Systems Inc.+ ....................................         209,975
        500   GSI Commerce Inc.+ ...................................           5,260
      2,400   Impellam Group plc+ ..................................             828
     60,000   Interactive Data Corp. ...............................       1,479,600
    375,000   Intermec Inc.+ .......................................       4,980,000

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008 (UNAUDITED)

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
     13,000   Landauer Inc. ........................................   $     952,900
      4,000   MDC Partners Inc., Cl. A+ ............................          12,160
    190,000   Nashua Corp.+ ........................................         997,500
    120,000   R. H. Donnelley Corp.+ ...............................          44,400
        816   Shellproof Ltd.+ .....................................             569
        600   Shellshock Ltd.+ .....................................             479
     65,000   Sohgo Security Services Co. Ltd. .....................         668,285
     12,500   SP Acquisition Holdings Inc.+ ........................         115,937
     17,000   Stamps.com Inc.+ .....................................         167,110
      6,000   StarTek Inc.+ ........................................          26,700
     20,000   The Brink's Co. ......................................         537,600
  1,260,000   The Interpublic Group of Companies Inc.+ .............       4,989,600
    163,000   Trans-Lux Corp.+ (a) .................................         125,510
     33,050   TransAct Technologies Inc.+ ..........................         151,700
     48,000   United Rentals Inc.+ .................................         437,760
    145,000   ValueClick Inc.+ .....................................         991,800
                                                                       -------------
                                                                          34,942,332
                                                                       -------------
              CABLE -- 1.8%
    230,000   Adelphia Communications Corp., Cl. A+ (b) ............               0
    230,000   Adelphia Communications Corp., Cl. A, Escrow+ (b) ....               0
    230,000   Adelphia Recovery Trust+ .............................              92
    500,000   Cablevision Systems Corp., Cl. A .....................       8,420,000
      9,329   Liberty Global Inc., Cl. A+ ..........................         148,518
      9,329   Liberty Global Inc., Cl. C+ ..........................         141,614
    450,000   LIN TV Corp., Cl. A+ .................................         490,500
     33,000   Outdoor Channel Holdings Inc.+ .......................         247,170
    230,000   The DIRECTV Group Inc.+ ..............................       5,269,300
                                                                       -------------
                                                                          14,717,194
                                                                       -------------
              CLOSED-END FUNDS -- 0.3%
     99,702   The Central Europe and Russia Fund Inc. ..............       1,638,104
     36,700   The European Equity Fund Inc.+ .......................         200,015
     54,000   The New Germany Fund Inc. ............................         432,540
     11,000   The Spain Fund Inc. ..................................          59,180
                                                                       -------------
                                                                           2,329,839
                                                                       -------------
              COMMUNICATIONS EQUIPMENT -- 1.1%
    160,000   Communications Systems Inc. ..........................       1,248,000
    525,000   Sycamore Networks Inc.+ ..............................       1,412,250
    260,000   Thomas & Betts Corp.+ ................................       6,245,200
                                                                       -------------
                                                                           8,905,450
                                                                       -------------
              COMPUTER SOFTWARE AND SERVICES -- 0.7%
      5,000   Borland Software Corp.+ ..............................           5,250
     97,500   FalconStor Software Inc.+ ............................         271,050
     62,508   Global Sources Ltd.+ .................................         340,669
     27,000   Jupitermedia Corp.+ ..................................           9,990
     60,000   Mentor Graphics Corp.+ ...............................         310,200
     20,187   MKS Instruments Inc.+ ................................         298,566

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
     32,000   NCR Corp.+ ...........................................   $     452,480
     45,000   OpenTV Corp., Cl. A+ .................................          55,350
      6,000   Phoenix Technologies Ltd.+ ...........................          21,000
    215,000   Stamford Industrial Group Inc.+ ......................         139,750
    800,000   StorageNetworks Inc., Escrow+ (b) ....................          24,000
    295,000   Tyler Technologies Inc.+ .............................       3,534,100
                                                                       -------------
                                                                           5,462,405
                                                                       -------------
              CONSUMER PRODUCTS -- 2.8%
     75,000   1-800-FLOWERS.COM Inc., Cl. A+ .......................         286,500
     10,750   Adams Golf Inc.+ .....................................          32,250
     30,150   Alberto-Culver Co. ...................................         738,976
     33,500   Chofu Seisakusho Co. Ltd. ............................         811,169
     30,000   Church & Dwight Co. Inc. .............................       1,683,600
    280,000   Coachmen Industries Inc.+ ............................         515,200
    140,000   Eastman Kodak Co. ....................................         921,200
      6,000   Elizabeth Arden Inc.+ ................................          75,660
    130,000   Escada AG+ ...........................................         605,366
      2,000   Harley-Davidson Inc. .................................          33,940
    300,000   Hartmarx Corp.+ ......................................          93,000
    310,000   Marine Products Corp. ................................       1,742,200
     27,500   National Presto Industries Inc. ......................       2,117,500
     10,000   Revlon Inc., Cl. A+ ..................................          66,700
    175,000   Sally Beauty Holdings Inc.+ ..........................         995,750
    728,500   Schiff Nutrition International Inc.+ .................       4,349,145
      3,070   Steven Madden Ltd.+ ..................................          65,452
     30,000   Stewart Enterprises Inc., Cl. A ......................          90,300
    150,000   Swedish Match AB .....................................       2,119,702
     87,425   Syratech Corp.+ ......................................           1,748
     16,000   The Scotts Miracle-Gro Co., Cl. A ....................         475,520
     50,000   UST Inc. .............................................       3,469,000
     17,000   WD-40 Co. ............................................         480,930
     68,000   Wolverine World Wide Inc. ............................       1,430,720
                                                                       -------------
                                                                          23,201,528
                                                                       -------------
              CONSUMER SERVICES -- 1.1%
     39,000   Bowlin Travel Centers Inc.+ ..........................          45,825
     30,000   Brink's Home Security Holdings Inc.+ .................         657,600
      2,750   Collectors Universe Inc. .............................           8,058
      5,000   eLong Inc., ADR+ .....................................          35,500
      2,000   Expedia Inc.+ ........................................          16,480
     20,000   IAC/InterActiveCorp.+ ................................         314,600
    175,000   Martha Stewart Living Omnimedia Inc., Cl. A+ .........         455,000
     20,000   Response USA Inc.+ (b) ...............................               2
    400,500   Rollins Inc. .........................................       7,241,040
     10,000   TiVo Inc.+ ...........................................          71,600
                                                                       -------------
                                                                           8,845,705
                                                                       -------------
              DIVERSIFIED INDUSTRIAL -- 6.5%
     29,000   Acuity Brands Inc. ...................................       1,012,390
     11,000   Albany International Corp., Cl. A ....................         141,240
    107,000   Ampco-Pittsburgh Corp. ...............................       2,321,900

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008 (UNAUDITED)

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL (CONTINUED)
      6,000   Anixter International Inc.+ ..........................   $     180,720
    320,000   Baldor Electric Co. ..................................       5,712,000
     14,000   Brush Engineered Materials Inc.+ .....................         178,080
    300,000   Crane Co. ............................................       5,172,000
    100,000   Delta plc ............................................         119,693
      3,000   ESCO Technologies Inc.+ ..............................         122,850
      2,000   Foster Wheeler Ltd.+ .................................          46,760
     13,000   Gardner Denver Inc.+ .................................         303,420
    155,000   Greif Inc., Cl. A ....................................       5,181,650
     40,900   Greif Inc., Cl. B ....................................       1,390,600
    730,931   Griffon Corp.+ .......................................       6,819,586
    105,900   Hawk Corp., Cl. A+ ...................................       1,757,940
     10,000   Insteel Industries Inc. ..............................         112,900
    190,802   Katy Industries Inc.+ ................................         219,422
     26,000   Lindsay Corp. ........................................         826,540
    400,000   Magnetek Inc.+ .......................................         960,000
     32,000   Matthews International Corp., Cl. A ..................       1,173,760
    275,000   Myers Industries Inc. ................................       2,200,000
    192,297   National Patent Development Corp.+ ...................         249,986
    379,703   National Patent Development Corp.+ (b)(c) ............         470,108
    107,000   Oil-Dri Corp. of America .............................       2,006,250
     15,000   Olin Corp. ...........................................         271,200
    240,000   Park-Ohio Holdings Corp.+ ............................       1,480,800
     86,000   Precision Castparts Corp. ............................       5,115,280
     32,000   Roper Industries Inc. ................................       1,389,120
     33,000   Sonoco Products Co. ..................................         764,280
     66,000   Standex International Corp. ..........................       1,309,440
    185,000   Tech/Ops Sevcon Inc. .................................         482,850
    195,000   Tredegar Corp. .......................................       3,545,100
    127,000   WHX Corp.+ ...........................................       1,016,000
                                                                       -------------
                                                                          54,053,865
                                                                       -------------
              EDUCATIONAL SERVICES -- 0.8%
     40,000   Career Education Corp.+ ..............................         717,600
    150,000   Corinthian Colleges Inc.+ ............................       2,455,500
    200,000   Universal Technical Institute Inc.+ ..................       3,434,000
                                                                       -------------
                                                                           6,607,100
                                                                       -------------
              ELECTRONICS -- 2.1%
     52,000   Badger Meter Inc. ....................................       1,509,040
    120,000   Bel Fuse Inc., Cl. A .................................       2,164,800
    580,000   California Micro Devices Corp.+ ......................       1,078,800
    380,000   CTS Corp. ............................................       2,093,800
     73,000   Cypress Semiconductor Corp.+ .........................         326,310
     60,000   Greatbatch Inc.+ .....................................       1,587,600
     16,000   IMAX Corp.+ ..........................................          71,360
    380,000   KEMET Corp.+ .........................................         102,600
     75,000   Methode Electronics Inc. .............................         505,500
    245,000   Park Electrochemical Corp. ...........................       4,645,200
    160,000   Stoneridge Inc.+ .....................................         729,600

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
    340,000   Trident Microsystems Inc.+ ...........................   $     642,600
    260,000   Zoran Corp.+ .........................................       1,775,800
                                                                       -------------
                                                                          17,233,010
                                                                       -------------
              ENERGY AND UTILITIES -- 6.7%
      3,000   AGL Resources Inc. ...................................          94,050
    105,000   Callon Petroleum Co.+ ................................         273,000
     16,000   Central Vermont Public Service Corp. .................         381,760
     45,800   CH Energy Group Inc. .................................       2,353,662
     12,000   Chesapeake Utilities Corp. ...........................         377,760
     50,000   CMS Energy Corp. .....................................         505,500
     23,000   Connecticut Water Service Inc. .......................         543,030
      6,000   Consolidated Water Co. Ltd. ..........................          75,000
    150,000   Covanta Holding Corp.+ ...............................       3,294,000
    160,000   El Paso Electric Co.+ ................................       2,894,400
      3,000   Ener1 Inc.+ ..........................................          21,450
     27,000   Environmental Power Corp.+ ...........................          17,010
    143,600   Florida Public Utilities Co. .........................       1,509,236
    136,960   Great Plains Energy Inc. .............................       2,647,437
     12,400   Maine & Maritimes Corp. ..............................         481,740
     43,000   Middlesex Water Co. ..................................         740,890
     10,000   Nicor Inc. ...........................................         347,400
     30,000   Oceaneering International Inc.+ ......................         874,200
    152,000   Pennichuck Corp. .....................................       3,120,560
      2,000   PetroQuest Energy Inc.+ ..............................          13,520
    810,000   PNM Resources Inc. ...................................       8,164,800
     65,000   Puget Energy Inc. ....................................       1,772,550
     70,000   Rowan Companies Inc. .................................       1,113,000
  1,000,000   RPC Inc. .............................................       9,760,000
     80,000   SJW Corp. ............................................       2,395,200
    225,000   Southern Union Co. ...................................       2,934,000
    140,000   Southwest Gas Corp. ..................................       3,530,800
     45,000   Tesoro Corp. .........................................         592,650
      4,000   Toreador Resources Corp.+ ............................          21,960
     25,000   Union Drilling Inc.+ .................................         129,750
     10,000   Vestas Wind Systems A/S+                                       566,797
    200,000   Westar Energy Inc. ...................................       4,102,000
                                                                       -------------
                                                                          55,649,112
                                                                       -------------
              ENTERTAINMENT -- 1.4%
    150,000   Aruze Corp. ..........................................       1,485,935
     74,000   Carmike Cinemas Inc. .................................         270,100
      6,048   Chestnut Hill Ventures+ (b) ..........................         203,681
     50,000   Discovery Communications Inc., Cl. A+ ................         708,000
     33,000   Discovery Communications Inc., Cl. C+ ................         441,870
    230,000   Dover Motorsports Inc. ...............................         299,000
    136,000   Fisher Communications Inc. ...........................       2,807,040
     16,000   International Speedway Corp., Cl. A ..................         459,680
      2,500   International Speedway Corp., Cl. B ..................          71,750
      1,000   Liberty Media Corp. - Entertainment, Cl. A+ ..........          17,480
    185,000   Macrovision Solutions Corp.+ .........................       2,340,250

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008 (UNAUDITED)

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT (CONTINUED)
     50,000   Six Flags Inc.+ ......................................   $      15,500
    290,000   Take-Two Interactive Software Inc. ...................       2,192,400
    100,000   Triple Crown Media Inc.+ .............................             200
     50,000   World Wrestling Entertainment Inc., Cl. A ............         554,000
     97,057   WPT Enterprises Inc.+                                           41,735
                                                                       -------------
                                                                          11,908,621
                                                                       -------------
              ENVIRONMENTAL SERVICES -- 1.1%
      2,000   Basin Water Inc.+ ....................................           1,040
      5,000   Renegy Holdings Inc.+ ................................           1,650
    360,000   Republic Services Inc. ...............................       8,924,400
                                                                       -------------
                                                                           8,927,090
                                                                       -------------
              EQUIPMENT AND SUPPLIES -- 11.4%
     15,000   A.O. Smith Corp., Cl. A ..............................         442,500
    247,000   AMETEK Inc. ..........................................       7,461,870
    470,000   Baldwin Technology Co. Inc., Cl. A+ ..................         752,000
     26,000   Belden Inc. ..........................................         542,880
      7,000   C&D Technologies Inc.+ ...............................          21,910
     50,000   Capstone Turbine Corp.+ ..............................          42,000
    260,000   CIRCOR International Inc. ............................       7,150,000
    372,000   CLARCOR Inc. .........................................      12,342,960
    220,000   Core Molding Technologies Inc.+ ......................         572,000
    170,000   Crown Holdings Inc.+ .................................       3,264,000
      2,000   Danaher Corp. ........................................         113,220
     80,000   Donaldson Co. Inc. ...................................       2,692,000
     90,000   Entegris Inc.+ .......................................         197,100
     40,000   Fedders Corp.+ (b) ...................................               0
    192,000   Flowserve Corp. ......................................       9,888,000
    160,000   Franklin Electric Co. Inc. ...........................       4,497,600
    177,000   Gerber Scientific Inc.+ ..............................         904,470
     84,000   Graco Inc. ...........................................       1,993,320
    932,500   GrafTech International Ltd.+ .........................       7,758,400
     90,000   IDEX Corp. ...........................................       2,173,500
     27,000   Interpump Group SpA ..................................         163,261
      1,800   Itron Inc.+ ..........................................         114,732
      4,000   Jarden Corp.+ ........................................          46,000
      9,500   K-Tron International Inc.+ ...........................         759,050
     75,000   L.S. Starrett Co., Cl. A .............................       1,207,500
     32,000   Littelfuse Inc.+ .....................................         531,200
    115,000   Lufkin Industries Inc. ...............................       3,967,500
     55,000   Maezawa Kyuso Industries Co. Ltd. ....................         879,151
     75,000   Met-Pro Corp. ........................................         999,000
      3,000   Middleby Corp.+ ......................................          81,810
     23,000   Mueller Industries Inc. ..............................         576,840
     12,000   Plantronics Inc. .....................................         158,400
    105,000   Robbins & Myers Inc. .................................       1,697,850
    115,000   SL Industries Inc.+ ..................................       1,012,000
      5,000   Teleflex Inc. ........................................         250,500
    260,000   Tennant Co. ..........................................       4,004,000

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
    313,000   The Gorman-Rupp Co. ..................................   $   9,740,560
     75,000   The Greenbrier Cos. Inc. .............................         515,250
     30,000   The Manitowoc Co. Inc. ...............................         259,800
      6,000   Valmont Industries Inc. ..............................         368,160
     67,000   Vicor Corp. ..........................................         442,870
      7,875   Watsco Inc., Cl. B ...................................         300,510
    130,000   Watts Water Technologies Inc., Cl. A .................       3,246,100
     50,000   Wolverine Tube Inc.+ .................................           6,500
                                                                       -------------
                                                                          94,138,274
                                                                       -------------
              FINANCIAL SERVICES -- 5.0%
     10,200   Alleghany Corp.+ .....................................       2,876,400
     25,287   Argo Group International Holdings Ltd.+ ..............         857,735
    100,000   Bank of Florida Corp.+ ...............................         421,000
    133,000   BKF Capital Group Inc. ...............................         106,400
    444,000   CNA Surety Corp.+ ....................................       8,524,800
     22,000   Crazy Woman Creek Bancorp Inc. .......................         462,000
      1,781   Deerfield Capital Corp ...............................           6,340
    150,000   Discover Financial Services ..........................       1,429,500
     10,000   Duff & Phelps Corp., Cl. A+ ..........................         191,200
     37,000   Epoch Holding Corp. ..................................         280,830
      3,000   Federal Agricultural Mortgage Corp., Cl. C ...........          10,500
      7,035   Fidelity Southern Corp. ..............................          25,396
    200,000   Flushing Financial Corp. .............................       2,392,000
      2,000   KBW Inc.+ ............................................          46,000
     60,000   LaBranche & Co. Inc.+ ................................         287,400
      1,000   LandAmerica Financial Group Inc. .....................              90
     85,000   Legg Mason Inc. ......................................       1,862,350
      3,000   Leucadia National Corp.+ .............................          59,400
     75,000   MVC Capital Inc. .....................................         822,750
    260,800   Nara Bancorp Inc. ....................................       2,563,664
      3,000   NetBank Inc.+ (b) ....................................              15
    135,000   NewAlliance Bancshares Inc. ..........................       1,777,950
     50,000   Och-Ziff Capital Management Group LLC, Cl. A .........         257,500
     10,000   PrivateBancorp Inc. ..................................         324,600
     22,000   Seacoast Banking Corp. of Florida ....................         145,200
    200,000   Sterling Bancorp .....................................       2,806,000
    130,000   SWS Group Inc. .......................................       2,463,500
     11,333   Tree.com Inc.+ .......................................          29,466
      4,800   Value Line Inc. ......................................         165,696
    100,000   Wachovia Corp. .......................................         554,000
    440,000   Waddell & Reed Financial Inc., Cl. A .................       6,802,400
    125,000   Wilmington Trust Corp. ...............................       2,780,000
                                                                       -------------
                                                                          41,332,082
                                                                       -------------
              FOOD AND BEVERAGE -- 7.8%
     25,000   Boston Beer Co. Inc., Cl. A+ .........................         710,000
     25,000   Brown-Forman Corp., Cl. A ............................       1,265,500
      6,250   Brown-Forman Corp., Cl. B ............................         321,813
    210,000   Bull-Dog Sauce Co. Ltd. ..............................         509,653
        100   Compania Cervecerias Unidas SA, ADR ..................           2,615

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008 (UNAUDITED)

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
    600,000   CoolBrands International Inc.+ .......................   $     218,712
    220,000   Corn Products International Inc. .....................       6,347,000
    300,000   Davide Campari-Milano SpA ............................       2,001,668
     50,000   Dean Foods Co.+ ......................................         898,500
    155,000   Del Monte Foods Co. ..................................       1,106,700
     85,000   Denny's Corp.+ .......................................         169,150
    250,000   Dr. Pepper Snapple Group Inc.+ .......................       4,062,500
  1,600,000   Dynasty Fine Wines Group Ltd. ........................         239,478
        100   Embotelladora Andina SA, Cl. A, ADR ..................           1,069
     25,000   Farmer Brothers Co. ..................................         623,500
    300,000   Flowers Foods Inc. ...................................       7,308,000
        500   Genesee Corp., Cl. A+ (b) ............................               0
     21,500   Genesee Corp., Cl. B+ (b) ............................               0
    660,000   Grupo Continental SAB de CV ..........................       1,091,382
     10,000   Hain Celestial Group Inc.+ ...........................         190,900
    145,000   ITO EN Ltd. ..........................................       2,114,617
     25,000   ITO EN Ltd., Preference ..............................         248,483
     25,000   J & J Snack Foods Corp. ..............................         897,000
    480,000   Kikkoman Corp. .......................................       5,565,141
    175,900   Lifeway Foods Inc.+ ..................................       1,579,582
     20,000   Meiji Seika Kaisha Ltd. ..............................          94,429
     70,000   MGP Ingredients Inc. .................................          46,900
    190,000   Morinaga Milk Industry Co. Ltd. ......................         731,495
     80,000   Nathan's Famous Inc.+ ................................       1,017,600
    100,000   Nissin Foods Holdings Co. Ltd. .......................       3,441,809
      4,000   Omni Nutraceuticals Inc.+ (b) ........................               0
    140,000   PepsiAmericas Inc. ...................................       2,850,400
     50,000   Ralcorp Holdings Inc.+ ...............................       2,920,000
    145,000   Rock Field Co. Ltd. ..................................       1,890,678
     70,200   Smart Balance Inc.+ ..................................         477,360
     16,000   The Cheesecake Factory Inc.+ .........................         161,600
    200,000   The Great Atlantic & Pacific Tea Co. Inc.+ ...........       1,254,000
     66,000   The J.M. Smucker Co. .................................       2,861,760
    310,000   The Steak n Shake Co.+ ...............................       1,844,500
    210,000   Tootsie Roll Industries Inc. .........................       5,378,100
      4,000   Vina Concha Y Toro SA, ADR ...........................         120,040
      1,000   Willamette Valley Vineyards Inc.+ ....................           3,010
    115,000   YAKULT HONSHA Co. Ltd. ...............................       2,421,787
                                                                       -------------
                                                                          64,988,431
                                                                       -------------
              HEALTH CARE -- 8.7%
    548,323   Advanced Medical Optics Inc.+ ........................       3,624,415
     80,000   Align Technology Inc.+ ...............................         700,000
    100,000   Allergan Inc. ........................................       4,032,000
    160,000   AngioDynamics Inc.+ ..................................       2,190,400
      7,000   Anika Therapeutics Inc.+ .............................          21,280
    300,000   Animal Health International Inc.+ ....................         639,000
     90,000   ArthroCare Corp.+ ....................................         429,300
      7,500   Bio-Rad Laboratories Inc., Cl. A+ ....................         564,825
     25,000   BioLase Technology Inc.+                                        37,250

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
     20,000   Bruker Corp.+ ........................................   $      80,800
    100,000   Cepheid Inc.+ ........................................       1,038,000
    155,000   Chemed Corp. .........................................       6,164,350
     70,000   CONMED Corp.+ ........................................       1,675,800
    190,000   Crucell NV, ADR+ .....................................       2,878,500
    270,000   Cutera Inc.+ .........................................       2,394,900
    120,000   Del Global Technologies Corp.+ .......................         108,000
    108,000   DexCom Inc.+ .........................................         298,080
     16,000   Edwards Lifesciences Corp.+ ..........................         879,200
     71,000   Exactech Inc.+ .......................................       1,195,640
     42,000   Henry Schein Inc.+ ...................................       1,540,980
     45,000   Heska Corp.+ .........................................          11,250
    137,000   ICU Medical Inc.+ ....................................       4,540,180
     30,000   IMS Health Inc. ......................................         454,800
      2,000   Integra LifeSciences Holdings Corp.+ .................          71,140
      4,000   Invacare Corp. .......................................          62,080
     30,000   Inverness Medical Innovations Inc.+ ..................         567,300
     10,000   K-V Pharmaceutical Co., Cl. A+ .......................          28,800
     50,442   Life Technologies Corp.+ .............................       1,175,803
    100,000   Matrixx Initiatives Inc.+ ............................       1,649,000
    200,000   Mentor Corp. .........................................       6,186,000
     75,000   Micrus Endovascular Corp.+ ...........................         870,750
     40,000   MWI Veterinary Supply Inc.+ ..........................       1,078,400
     18,000   Nabi Biopharmaceuticals+ .............................          60,300
     10,000   NeuroMetrix Inc.+ ....................................           8,500
      4,000   Nobel Biocare Holding AG .............................          80,500
    220,000   Odyssey HealthCare Inc.+ .............................       2,035,000
     72,000   Opko Health Inc.+ ....................................         116,640
    100,000   Orthofix International NV+ ...........................       1,533,000
      2,000   OrthoLogic Corp.+ ....................................             840
     30,000   Owens & Minor Inc. ...................................       1,129,500
    230,000   Pain Therapeutics Inc.+ ..............................       1,361,600
    260,000   Palomar Medical Technologies Inc.+ ...................       2,997,800
    155,000   Penwest Pharmaceuticals Co.+ .........................         243,350
     30,000   PSS World Medical Inc.+ ..............................         564,600
      1,779   Qiagen NV+ ...........................................          31,239
    213,000   Quidel Corp.+ ........................................       2,783,910
    120,000   RTI Biologics Inc.+ ..................................         331,200
      4,000   Sirona Dental Systems Inc.+ ..........................          42,000
    140,000   Sonic Innovations Inc.+ ..............................         140,000
  1,950,000   Sorin SpA+ ...........................................       1,267,202
  1,100,000   SSL International plc ................................       7,828,565
      2,300   Straumann Holding AG .................................         400,855
      4,000   Stryker Corp. ........................................         159,800
      3,000   Thoratec Corp.+ ......................................          97,470
     31,000   United-Guardian Inc. .................................         285,200
     80,000   Vascular Solutions Inc.+ .............................         721,600
      1,000   Wright Medical Group Inc.+ ...........................          20,430
     10,000   Young Innovations Inc. ...............................         154,000
     20,000   Zymogenetics Inc.+ ...................................          60,000
                                                                       -------------
                                                                          71,643,324
                                                                       -------------

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008 (UNAUDITED)

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
              COMMON STOCKS (CONTINUED)
              HOME FURNISHINGS -- 0.1%
     12,000   Bassett Furniture Industries Inc. ....................   $      40,200
     35,000   Bed Bath & Beyond Inc.+ ..............................         889,700
     15,000   La-Z-Boy Inc. ........................................          32,550
                                                                       -------------
                                                                             962,450
                                                                       -------------
              HOTELS AND GAMING -- 2.2%
    110,000   Boyd Gaming Corp. ....................................         520,300
     70,000   Canterbury Park Holding Corp. ........................         413,700
     80,000   Churchill Downs Inc. .................................       3,233,600
    100,000   Dover Downs Gaming & Entertainment Inc. ..............         318,000
    225,000   Gaylord Entertainment Co.+ ...........................       2,439,000
     40,000   Home Inns & Hotels Management Inc., ADR+ .............         343,200
      8,000   Interval Leisure Group Inc.+ .........................          43,120
    140,000   Lakes Entertainment Inc.+ ............................         562,800
    160,000   Las Vegas Sands Corp.+ ...............................         948,800
    140,000   Mandarin Oriental International Ltd. .................         137,200
     40,000   Marcus Corp. .........................................         649,200
    140,000   Orient-Express Hotels Ltd., Cl. A ....................       1,072,400
    120,000   Penn National Gaming Inc.+ ...........................       2,565,600
    300,000   Pinnacle Entertainment Inc.+ .........................       2,304,000
    135,100   Sonesta International Hotels Corp., Cl. A ............       1,846,817
    400,000   The Hongkong & Shanghai Hotels Ltd. ..................         302,444
     16,000   Wynn Resorts Ltd.+ ...................................         676,160
     20,000   Youbet.com Inc.+ .....................................          17,400
                                                                       -------------
                                                                          18,393,741
                                                                       -------------
              MACHINERY -- 0.6%
    183,500   CNH Global NV ........................................       2,862,600
      2,000   Nordson Corp. ........................................          64,580
     90,049   Zebra Technologies Corp., Cl. A+ .....................       1,824,393
                                                                       -------------
                                                                           4,751,573
                                                                       -------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.7%
    140,000   Cavalier Homes Inc.+ .................................         145,600
     62,000   Cavco Industries Inc.+ ...............................       1,667,180
    800,000   Champion Enterprises Inc.+ ...........................         448,000
     17,000   Drew Industries Inc.+ ................................         204,000
    200,000   Fleetwood Enterprises Inc.+ ..........................          20,000
    140,000   Monaco Coach Corp. ...................................          71,400
     19,000   Nobility Homes Inc. ..................................         150,290
    148,000   Skyline Corp. ........................................       2,958,520
                                                                       -------------
                                                                           5,664,990
                                                                       -------------
              METALS AND MINING -- 0.6%
     52,003   Barrick Gold Corp. ...................................       1,912,150
     10,000   Inmet Mining Corp. ...................................         158,607
     22,000   Ivanhoe Mines Ltd.+ ..................................          59,400
    142,115   Kinross Gold Corp. ...................................       2,617,758
      2,000   Northwest Pipe Co.+ ..................................          85,220
     52,100   Stillwater Mining Co.+ ...............................         257,374
     43,000   Uranium Resources Inc.+ ..............................          33,110
     22,350   Yamana Gold Inc., New York ...........................         172,542
                                                                       -------------
                                                                           5,296,161
                                                                       -------------

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
              PAPER AND FOREST PRODUCTS -- 0.1%
     18,000   Schweitzer-Mauduit International Inc. ................   $     360,360
     40,000   Wausau Paper Corp. ...................................         457,600
                                                                       -------------
                                                                             817,960
                                                                       -------------
              PUBLISHING -- 0.9%
     10,000   AH Belo Corp., Cl. A .................................          21,800
     40,000   Belo Corp., Cl. A ....................................          62,400
    210,000   Il Sole 24 Ore .......................................         662,636
    307,237   Independent News & Media plc .........................         179,371
     12,000   John Wiley & Sons Inc., Cl. B ........................         429,000
    530,000   Journal Communications Inc., Cl. A ...................       1,298,500
    100,000   Journal Register Co.+ ................................             350
    120,000   Lee Enterprises Inc. .................................          49,200
    537,452   Media General Inc., Cl. A ............................         940,541
     24,400   Meredith Corp. .......................................         417,728
    260,000   News Corp., Cl. A ....................................       2,363,400
    170,000   PRIMEDIA Inc. ........................................         368,900
    300,000   The E.W. Scripps Co., Cl. A ..........................         663,000
                                                                       -------------
                                                                           7,456,826
                                                                       -------------
              REAL ESTATE -- 1.0%
     15,000   Capital Properties Inc., Cl. A .......................         108,750
     15,000   Capital Properties Inc., Cl. B+ (b) ..................          97,500
    175,000   Griffin Land & Nurseries Inc. ........................       6,450,500
      9,000   Gyrodyne Co. of America Inc.+ ........................         224,910
     20,000   Malan Realty Investors Inc.+ (b) .....................             390
    107,000   Morguard Corp. .......................................       1,545,411
                                                                       -------------
                                                                           8,427,461
                                                                       -------------
              RETAIL -- 2.9%
    144,000   Aaron Rents Inc., Cl. A ..............................       3,160,800
     61,200   AutoNation Inc.+ .....................................         604,656
     50,000   Big 5 Sporting Goods Corp. ...........................         260,500
     12,000   Casey's General Stores Inc. ..........................         273,240
    570,000   Coldwater Creek Inc.+ ................................       1,624,500
     33,000   Copart Inc.+ .........................................         897,270
      5,000   Gander Mountain Co.+ .................................          11,650
      8,000   HSN Inc.+ ............................................          58,160
    390,000   Ingles Markets Inc., Cl. A ...........................       6,860,100
     32,000   Movado Group Inc. ....................................         300,480
     30,000   Pier 1 Imports Inc.+ .................................          11,100
    200,000   Rush Enterprises Inc., Cl. B+ ........................       1,638,000
    300,000   The Bon-Ton Stores Inc. ..............................         309,000
      8,000   Ticketmaster Entertainment Inc.+ .....................          51,360
     70,000   Tractor Supply Co.+ ..................................       2,529,800
     10,000   Village Super Market Inc., Cl. A .....................         573,900
     45,000   Weis Markets Inc. ....................................       1,513,350
    168,000   Wendy's/Arby's Group Inc., Cl. A .....................         829,920
    135,000   Winn-Dixie Stores Inc.+ ..............................       2,173,500
                                                                       -------------
                                                                          23,681,286
                                                                       -------------

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008 (UNAUDITED)

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
              COMMON STOCKS (CONTINUED)
              SPECIALTY CHEMICALS -- 4.2%
     60,000   A. Schulman Inc. .....................................   $   1,020,000
     19,000   Airgas Inc. ..........................................         740,810
     82,000   Albemarle Corp. ......................................       1,828,600
     35,000   Arch Chemicals Inc. ..................................         912,450
     70,997   Ashland Inc. .........................................         746,178
    750,000   Chemtura Corp. .......................................       1,050,000
     10,000   Cytec Industries Inc. ................................         212,200
      3,200   Dionex Corp.+ ........................................         143,520
    320,000   Ferro Corp. ..........................................       2,256,000
    260,000   H.B. Fuller Co. ......................................       4,188,600
    130,000   Hawkins Inc. .........................................       1,987,700
    900,000   Huntsman Corp. .......................................       3,096,000
    140,000   Material Sciences Corp.+ .............................         217,000
    380,000   Omnova Solutions Inc.+ ...............................         247,000
     60,000   Penford Corp. ........................................         607,200
     10,000   Quaker Chemical Corp. ................................         164,500
     55,000   Rockwood Holdings Inc.+ ..............................         594,000
    260,000   Sensient Technologies Corp. ..........................       6,208,800
    460,000   Zep Inc. .............................................       8,882,600
                                                                       -------------
                                                                          35,103,158
                                                                       -------------
              TELECOMMUNICATIONS -- 1.5%
     20,000   Atlantic Tele-Network Inc. ...........................         531,000
    800,000   Cincinnati Bell Inc.+ ................................       1,544,000
      6,795   Community Service Communications Inc.+ ...............          10,872
        405   Consolidated Communications Holdings Inc. ............           4,811
     60,000   D&E Communications Inc. ..............................         402,000
     50,000   Frontier Communications Corp. ........................         437,000
     91,000   HickoryTech Corp. ....................................         495,040
     71,000   New Ulm Telecom Inc. .................................         564,450
    118,000   Rogers Communications Inc., Cl. B ....................       3,549,440
     63,000   Shenandoah Telecommunications Co. ....................       1,767,150
  1,000,000   Sprint Nextel Corp.+ .................................       1,830,000
     37,584   Verizon Communications Inc. ..........................       1,274,098
     24,000   Windstream Corp. .....................................         220,800
     53,000   Winstar Communications Inc.+ (b) .....................              53
                                                                       -------------
                                                                          12,630,714
                                                                       -------------
              TRANSPORTATION -- 0.8%
    170,000   GATX Corp. ...........................................       5,264,900
    135,000   Grupo TMM SA, Cl. A, ADR+ ............................          95,850
      2,000   Irish Continental Group plc+ .........................          45,844
     70,000   Providence and Worcester Railroad Co. ................         839,300
                                                                       -------------
                                                                           6,245,894
                                                                       -------------

                                                                           MARKET
   SHARES                                                                  VALUE
   ------                                                              -------------
              WIRELESS COMMUNICATIONS -- 1.0%
    400,000   Centennial Communications Corp.+ .....................   $   3,224,000
     20,000   Nextwave Wireless Inc.+ ..............................           1,800
     72,000   Price Communications Corp., Escrow+ (b) ..............               0
    745,000   Vimpel-Communications, ADR ...........................       5,334,200
         17   Xanadoo Co.+ .........................................           4,462
                                                                       -------------
                                                                           8,564,462
                                                                       -------------
              TOTAL COMMON STOCKS ..................................     726,398,361
                                                                       -------------
              PREFERRED STOCKS -- 0.0%
              BROADCASTING -- 0.0%
      1,103   PTV Inc., 10.000% Pfd., Ser. A .......................             993
                                                                       -------------
              BUSINESS SERVICES -- 0.0%
     24,317   Interep National Radio Sales Inc., 4.000% Cv. Pfd.,
                 Ser. A+ (b)(c)(d) .................................               0
                                                                       -------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
        128   Foster Wheeler Ltd., Pfd., Ser. B+ (b) ...............         389,043
                                                                       -------------
              TOTAL PREFERRED STOCKS ...............................         390,036
                                                                       -------------
              RIGHTS -- 0.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
    800,000   Exide Technologies, expire 05/15/11 Escrow
                 Rights+ (b) .......................................               0
                                                                       -------------
              WARRANTS -- 0.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
      1,213   Exide Technologies, expire 05/05/11+ .................             303
      4,531   Federal-Mogul Corp., expire 12/27/14+ ................             680
                                                                       -------------
                                                                                 983
                                                                       -------------
              BROADCASTING -- 0.0%
      6,082   Granite Broadcasting Corp., Ser. A,
                 expire 06/04/12+ ..................................              61
      3,430   Granite Broadcasting Corp., Ser. B,
                 expire 06/04/12+ ..................................              34
                                                                       -------------
                                                                                  95
                                                                       -------------
              HEALTH CARE -- 0.0%
     14,424   Del Global Technologies Corp.,
                 expire 03/28/09+ (b)                                              0
                                                                       -------------
              TELECOMMUNICATIONS -- 0.0%
         86   Virgin Media Inc., expire 01/10/11+ ..................               2
                                                                       -------------
              TOTAL WARRANTS .......................................           1,080
                                                                       -------------

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                 MARKET
   AMOUNT                                                                  VALUE
 ---------                                                             -------------
              CORPORATE BONDS -- 0.0%
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
$   300,000   Exodus Communications Inc., Sub. Deb., 5.250%,
                 02/15/09+ (b) .....................................   $       1,185
                                                                       -------------
              TELECOMMUNICATIONS -- 0.0%
    400,000   Williams Communications Group Inc., Escrow, 10.875%,
                 10/01/09+ (b) .....................................               0
                                                                       -------------
              TOTAL CORPORATE BONDS ................................           1,185
                                                                       -------------
              U.S. GOVERNMENT OBLIGATIONS -- 12.3%
              U.S. TREASURY CASH MANAGEMENT BILLS -- 4.7%
 38,447,000   U.S. Treasury Cash Management Bills, 0.030% to 0.254%++,
                 04/29/09 to 06/24/09 ..............................      38,433,242
                                                                       -------------
              U.S. TREASURY BILLS -- 6.1%
 50,663,000   U.S. Treasury Bills, 0.030% to 1.924%++,
                 01/02/09 to 06/25/09 ..............................      50,632,716
                                                                       -------------
              U.S. TREASURY NOTES -- 1.5%
 12,340,000      4.500%, 04/30/09 ..................................      12,518,362
                                                                       -------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ....................     101,584,320
                                                                       -------------
              TOTAL INVESTMENTS -- 100.0%
                 (Cost $878,553,046) ...............................   $ 828,374,982
                                                                       =============
                 Aggregate book cost ...............................   $ 878,553,046
                                                                       =============
                 Gross unrealized appreciation .....................   $ 175,116,758
                 Gross unrealized depreciation .....................    (225,294,822)
                                                                       -------------
                 Net unrealized appreciation/depreciation ..........   $ (50,178,064)
                                                                       =============

 NUMBER OF                                                             EXPIRATION    UNREALIZED
 CONTRACTS                                                                DATE      APPRECIATION
 ---------                                                             ----------   ------------
              FUTURES CONTRACTS -- SHORT POSITION -- 0.1%
        300   The Russell 2000
                 Mini Index Futures ................................    03/20/09       $711,000
                                                                                       ========

----------
(a) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2008, the market value of fair valued securities amounted to $1,185,980 or 0.14% of total investments.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the market value of Rule 144A securities amounted to $470,108 or 0.06% of total investments.

(d)  Illiquid security.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

THE GABELLI SMALL CAP GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments and other financial instruments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN       OTHER FINANCIAL
                                                  SECURITIES     INSTRUMENTS (UNREALIZED
                                                (MARKET VALUE)        APPRECIATION)*
VALUATION INPUTS                                    ASSETS                ASSETS
----------------                                --------------   -----------------------
Level 1 - Quoted Prices                          $725,604,698            $711,000
Level 2 - Other Significant Observable Inputs     102,542,157                  --
Level 3 - Significant Unobservable Inputs             228,127                  --
                                                 ------------            --------
TOTAL                                            $828,374,982            $711,000
                                                 ============            ========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                        INVESTMENTS IN
                                                          SECURITIES
                                                        (MARKET VALUE)
                                                        --------------
BALANCE AS OF 9/30/08                                       $194,685
Accrued discounts/(premiums)                                      --
Realized gain/(loss)                                              --
Change in unrealized appreciation/(depreciation)              33,442
Net purchases/(sales)                                             --
Transfers in and /or out of Level 3                                0
                                                            --------
BALANCE AS OF 12/31/08                                      $228,127
                                                            ========
Net change in unrealized appreciation/(depreciation) during
 the period on Level 3 investments held at 12/31/08         $ 32,257
                                                            --------

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. TAX INFORMATION. Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2008, the Fund deferred currency losses of $7,204.

                                                                       [GRAPHIC]

THE
GABELLI
SMALL CAP
GROWTH
FUND

                                                            FIRST QUARTER REPORT
                                                               DECEMBER 31, 2008

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q408SR

                         THE GABELLI EQUITY INCOME FUND

                            FIRST QUARTER REPORT (a)
                                DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     During the quarter ended December 31, 2008, The Gabelli Equity Income Fund (the "Fund") was down 20.88%, while the Standard & Poor's ("S&P") 500 Index and the Lipper Equity Income Fund Average declined 21.95% and 19.53%, respectively.

     Enclosed is the investment portfolio as of December 31, 2008.

COMPARATIVE RESULTS

             AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)(b)

                                                                                                                        Since
                                                     Six                                                              Inception
                                       Quarter     Months      1 Year     3 Year      5 Year     10 Year    15 Year    (1/2/92)
                                       -------     ------      ------     ------      ------     -------    -------   ---------
GABELLI EQUITY INCOME FUND
   CLASS AAA .......................   (20.88)%    (27.85)%    (34.96)%    (5.48)%     0.30%       3.78%     8.04%      8.70%
S&P 500 Index ......................   (21.95)     (28.48)     (36.99)     (8.36)     (2.19)      (1.38)     6.46       6.74
Nasdaq Composite Index .............   (24.61)     (31.22)     (40.54)    (10.58)     (4.67)      (3.24)     4.83       5.99
Lipper Equity Income Fund Average ..   (19.53)     (25.30)     (33.77)     (6.69)     (0.73)       1.08      6.07       6.91
Class A ............................   (20.88)     (27.83)     (34.93)     (5.47)      0.28        3.77      8.04       8.70
                                       (25.43)(c)  (31.98)(c)  (38.67)(c)  (7.32)(c)  (0.90)(c)    3.16(c)   7.61(c)    8.32(c)
Class B ............................   (21.04)     (28.08)     (35.46)     (6.17)     (0.46)       3.39      7.77       8.46
                                       (24.99)(d)  (31.68)(d)  (38.69)(d)  (7.12)(d)  (0.86)(d)    3.39      7.77       8.46
Class C ............................   (21.05)     (28.13)     (35.48)     (6.19)     (0.44)       3.40      7.78       8.47
                                       (21.84)(e)  (28.85)(e)  (36.13)(e)  (6.19)     (0.44)       3.40      7.78       8.47
Class I ............................   (20.78)     (27.67)     (34.73)     (5.37)      0.37        3.82      8.07       8.72

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.43%, 1.43%, 2.18%, 2.18%, AND 1.18%, RESPECTIVELY. CLASS AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT www.gabelli.com FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER AND CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE DIFFERENCES IN EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES.THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES AND THE NASDAQ COMPOSITE INDEX (MEASURES ALL NASDAQ DOMESTIC AND INTERNATIONAL COMMON TYPE STOCKS UNDER AN UNMANAGED MARKET CAPITALIZATION WEIGHTED METHODOLOGY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER EQUITY INCOME FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED (EXCEPT FOR THE NASDAQ COMPOSITE INDEX). YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

                                                                                    MARKET
   SHARES                                                                            VALUE
   ------                                                                       --------------
              COMMON STOCKS -- 98.9%
              AEROSPACE -- 2.8%
    165,000   Boeing Co. ....................................................   $    7,040,550
      2,000   Lockheed Martin Corp. .........................................          168,160
      3,500   Northrop Grumman Corp. ........................................          157,640
     10,000   Raytheon Co. ..................................................          510,400
    355,000   Rockwell Automation Inc. ......................................       11,445,200
      2,000   Rockwell Collins Inc. .........................................           78,180
  1,300,000   Rolls-Royce Group plc+ ........................................        6,270,760
 72,072,000   Rolls-Royce Group plc, Cl. C+ .................................          103,622
                                                                                --------------
                                                                                    25,774,512
                                                                                --------------
              AGRICULTURE -- 1.4%
    100,000   Archer-Daniels-Midland Co. ....................................        2,883,000
    133,000   Monsanto Co. ..................................................        9,356,550
     12,000   The Mosaic Co. ................................................          415,200
                                                                                --------------
                                                                                    12,654,750
                                                                                --------------
              AUTOMOTIVE -- 0.3%
    800,000   General Motors Corp. ..........................................        2,560,000
     20,000   Navistar International Corp.+ .................................          427,600
                                                                                --------------
                                                                                     2,987,600
                                                                                --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.8%
      2,000   ArvinMeritor Inc. .............................................            5,700
      3,000   BERU AG .......................................................          308,590
    250,000   Genuine Parts Co. .............................................        9,465,000
      6,000   Johnson Controls Inc. .........................................          108,960
     50,000   Modine Manufacturing Co. ......................................          243,500
    170,000   O'Reilly Automotive Inc.+ .....................................        5,225,800
    140,000   The Pep Boys - Manny, Moe & Jack ..............................          578,200
                                                                                --------------
                                                                                    15,935,750
                                                                                --------------
              AVIATION: PARTS AND SERVICES -- 0.3%
      5,000   Barnes Group Inc. .............................................           72,500
     51,192   Curtiss-Wright Corp. ..........................................        1,709,301
     35,000   GenCorp Inc.+ .................................................          128,800
     21,000   United Technologies Corp. .....................................        1,125,600
                                                                                --------------
                                                                                     3,036,201
                                                                                --------------
              BROADCASTING -- 0.2%
    190,000   CBS Corp., Cl. A ..............................................        1,565,600
     45,000   CBS Corp., Cl. B ..............................................          368,550
        132   Granite Broadcasting Corp.+ ...................................              132
      5,000   Societe Television Francaise 1 ................................           72,560
                                                                                --------------
                                                                                     2,006,842
                                                                                --------------
              BUILDING AND CONSTRUCTION -- 0.0%
        918   Colas SA ......................................................          181,201
                                                                                --------------
              BUSINESS SERVICES -- 0.6%
      4,000   Automatic Data Processing Inc. ................................          157,360
    150,000   Diebold Inc. ..................................................        4,213,500
      4,000   Landauer Inc. .................................................          293,200

                                                                                    MARKET
   SHARES                                                                            VALUE
   ------                                                                       --------------
      7,500   MasterCard Inc., Cl. A ........................................   $    1,071,975
     20,000   R. H. Donnelley Corp.+ ........................................            7,400
                                                                                --------------
                                                                                     5,743,435
                                                                                --------------
              CABLE AND SATELLITE -- 0.8%
    190,000   Cablevision Systems Corp., Cl. A ..............................        3,199,600
    100,000   DISH Network Corp., Cl. A+ ....................................        1,109,000
     16,000   EchoStar Corp., Cl. A+ ........................................          237,920
     55,000   Scripps Networks Interactive Inc., Cl. A ......................        1,210,000
     60,000   The DIRECTV Group Inc.+ .......................................        1,374,600
                                                                                --------------
                                                                                     7,131,120
                                                                                --------------
              COMMUNICATIONS EQUIPMENT -- 0.7%
    300,000   Corning Inc. ..................................................        2,859,000
    100,000   Motorola Inc. .................................................          443,000
    120,000   Thomas & Betts Corp.+ .........................................        2,882,400
                                                                                --------------
                                                                                     6,184,400
                                                                                --------------
              COMPUTER HARDWARE -- 1.9%
    174,500   International Business Machines Corp. .........................       14,685,920
    350,000   Xerox Corp. ...................................................        2,789,500
                                                                                --------------
                                                                                    17,475,420
                                                                                --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.9%
      2,000   EMC Corp.+ ....................................................           20,940
    115,000   Metavante Technologies Inc.+ ..................................        1,852,650
    230,000   Microsoft Corp. ...............................................        4,471,200
        154   Telecom Italia Media SpA+ .....................................               19
    170,000   Yahoo! Inc.+ ..................................................        2,074,000
                                                                                --------------
                                                                                     8,418,809
                                                                                --------------
              CONSUMER PRODUCTS -- 8.2%
     55,000   Altria Group Inc. .............................................          828,300
    180,000   Avon Products Inc. ............................................        4,325,400
      4,278   British American Tobacco plc ..................................          110,713
     15,000   Clorox Co. ....................................................          833,400
      8,000   Colgate-Palmolive Co. .........................................          548,320
      8,000   Compagnie Financiere Richemont SA, Cl. A ......................          152,431
    660,000   Eastman Kodak Co. .............................................        4,342,800
     63,000   Energizer Holdings Inc.+ ......................................        3,410,820
     74,000   Fortune Brands Inc. ...........................................        3,054,720
      5,000   Hanesbrands Inc.+ .............................................           63,750
     33,000   Harman International Industries Inc. ..........................          552,090
    150,000   Kimberly-Clark Corp. ..........................................        7,911,000
      7,000   National Presto Industries Inc. ...............................          539,000
     10,000   Pactiv Corp.+ .................................................          248,800
     50,000   Philip Morris International Inc. ..............................        2,175,500
    210,000   Procter & Gamble Co. ..........................................       12,982,200
    100,000   Reckitt Benckiser Group plc ...................................        3,706,527
  1,300,000   Swedish Match AB ..............................................       18,370,753
     78,000   Unilever NV, ADR ..............................................        1,914,900
    120,000   UST Inc. ......................................................        8,325,600
                                                                                --------------
                                                                                    74,397,024
                                                                                --------------

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008 (UNAUDITED)

                                                                                    MARKET
   SHARES                                                                            VALUE
   ------                                                                       --------------
              COMMON STOCKS (CONTINUED)
              CONSUMER SERVICES -- 0.1%
     67,500   Rollins Inc. ..................................................   $    1,220,400
                                                                                --------------
              DIVERSIFIED INDUSTRIAL -- 3.1%
      5,000   3M Co. ........................................................          287,700
      5,000   Acuity Brands Inc. ............................................          174,550
      3,500   Alstom SA .....................................................          204,240
     55,000   Baldor Electric Co. ...........................................          981,750
    110,000   Cooper Industries Ltd., Cl. A .................................        3,215,300
    100,000   Crane Co. .....................................................        1,724,000
    500,000   General Electric Co. ..........................................        8,100,000
    200,000   Honeywell International Inc. ..................................        6,566,000
     25,100   ITT Corp. .....................................................        1,154,349
     45,300   National Patent Development Corp.+ ............................           58,890
    379,703   National Patent Development Corp.+ (a)(b) .....................          470,108
      6,000   Trinity Industries Inc. .......................................           94,560
    185,650   Tyco International Ltd. .......................................        4,010,040
      1,500   Walter Industries Inc. ........................................           26,265
    103,710   WHX Corp.+ ....................................................          829,680
                                                                                --------------
                                                                                    27,897,432
                                                                                --------------
              ELECTRONICS -- 1.7%
    600,000   Intel Corp. ...................................................        8,796,000
    340,000   LSI Corp.+ ....................................................        1,118,600
    190,000   Texas Instruments Inc. ........................................        2,948,800
      5,000   Thermo Fisher Scientific Inc.+ ................................          170,350
    130,750   Tyco Electronics Ltd. .........................................        2,119,457
                                                                                --------------
                                                                                    15,153,207
                                                                                --------------
              ENERGY AND UTILITIES: ELECTRIC -- 1.8%
     30,000   American Electric Power Co. Inc. ..............................          998,400
     14,000   DTE Energy Co. ................................................          499,380
     85,000   El Paso Electric Co.+ .........................................        1,537,650
     90,000   FPL Group Inc. ................................................        4,529,700
     99,784   Great Plains Energy Inc. ......................................        1,928,825
     60,000   Korea Electric Power Corp., ADR ...............................          696,600
     56,087   Mirant Corp.+ .................................................        1,058,362
  1,200,000   Mirant Corp., Escrow+ (a) .....................................                0
    150,000   Northeast Utilities ...........................................        3,609,000
     80,000   The AES Corp.+ ................................................          659,200
     13,333   UIL Holdings Corp. ............................................          400,390
                                                                                --------------
                                                                                    15,917,507
                                                                                --------------
              ENERGY AND UTILITIES: INTEGRATED -- 3.7%
     42,000   Allegheny Energy Inc. .........................................        1,422,120
     44,000   BP plc, ADR ...................................................        2,056,560
     46,000   CH Energy Group Inc. ..........................................        2,363,940
     70,000   Constellation Energy Group Inc. ...............................        1,756,300
     48,000   Dominion Resources Inc. .......................................        1,720,320
    120,000   DPL Inc. ......................................................        2,740,800
    200,000   Duke Energy Corp. .............................................        3,002,000

                                                                                    MARKET
   SHARES                                                                            VALUE
   ------                                                                       --------------
    400,000   El Paso Corp. .................................................   $    3,132,000
     29,000   ENI SpA .......................................................          674,812
      6,269   Iberdrola SA, ADR .............................................          225,684
     25,000   Integrys Energy Group Inc. ....................................        1,074,500
     80,000   NSTAR .........................................................        2,919,200
     75,000   OGE Energy Corp. ..............................................        1,933,500
    100,000   PNM Resources Inc. ............................................        1,008,000
     80,000   Progress Energy Inc. ..........................................        3,188,000
     15,000   Progress Energy Inc., CVO+ (a) ................................            4,950
      7,200   Public Service Enterprise Group Inc. ..........................          210,024
     38,000   Suncor Energy Inc., New York ..................................          741,000
     21,000   Suncor Energy Inc., Toronto ...................................          403,499
     55,000   TECO Energy Inc. ..............................................          679,250
    140,000   Westar Energy Inc. ............................................        2,871,400
                                                                                --------------
                                                                                    34,127,859
                                                                                --------------
              ENERGY AND UTILITIES: NATURAL GAS -- 1.4%
     17,000   AGL Resources Inc. ............................................          532,950
     38,000   Atmos Energy Corp. ............................................          900,600
     70,000   National Fuel Gas Co. .........................................        2,193,100
     70,000   ONEOK Inc. ....................................................        2,038,400
     24,000   Piedmont Natural Gas Co. Inc. .................................          760,080
    110,000   Southern Union Co. ............................................        1,434,400
     65,000   Southwest Gas Corp. ...........................................        1,639,300
    200,000   Spectra Energy Corp. ..........................................        3,148,000
                                                                                --------------
                                                                                    12,646,830
                                                                                --------------
              ENERGY AND UTILITIES: OIL -- 7.3%
    145,000   Anadarko Petroleum Corp. ......................................        5,589,750
     38,000   Canadian Oil Sands Trust ......................................          649,494
    192,000   Chevron Corp. .................................................       14,202,240
    187,000   ConocoPhillips ................................................        9,686,600
     20,000   Denbury Resources Inc.+ .......................................          218,400
     49,000   Devon Energy Corp. ............................................        3,219,790
    149,000   Exxon Mobil Corp. .............................................       11,894,670
     35,000   Marathon Oil Corp. ............................................          957,600
     30,000   Nexen Inc. ....................................................          521,264
      2,000   Niko Resources Ltd. ...........................................           68,838
     94,000   Occidental Petroleum Corp. ....................................        5,639,060
     45,000   OPTI Canada Inc.+ .............................................           65,614
     11,000   PetroChina Co. Ltd., ADR ......................................          978,780
    120,000   Petroleo Brasileiro SA, ADR ...................................        2,938,800
     33,000   Repsol YPF SA, ADR ............................................          709,830
    120,000   Royal Dutch Shell plc, Cl. A, ADR .............................        6,352,800
     25,000   StatoilHydro ASA, ADR .........................................          416,500
     17,518   Total SA, ADR .................................................          968,745
     28,000   Transocean Ltd.+ ..............................................        1,323,000
    170,000   UTS Energy Corp.+ .............................................          110,166
     40,000   WesternZagros Resources Ltd.+ .................................           19,441
                                                                                --------------
                                                                                    66,531,382
                                                                                --------------

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008 (UNAUDITED)

                                                                                    MARKET
   SHARES                                                                            VALUE
   ------                                                                       --------------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: SERVICES -- 1.4%
     30,000   ABB Ltd., ADR .................................................   $      450,300
     52,000   Cameron International Corp.+ ..................................        1,066,000
     38,182   GDF Suez+ .....................................................               53
    375,000   Halliburton Co. ...............................................        6,817,500
     40,000   Oceaneering International Inc.+ ...............................        1,165,600
     40,000   Schlumberger Ltd. .............................................        1,693,200
    175,000   Weatherford International Ltd.+ ...............................        1,893,500
                                                                                --------------
                                                                                    13,086,153
                                                                                --------------
              ENERGY AND UTILITIES: WATER -- 0.1%
     26,000   Aqua America Inc. .............................................          535,340
                                                                                --------------
              ENTERTAINMENT -- 1.7%
     60,000   Grupo Televisa SA, ADR ........................................          896,400
    100,000   Rank Group plc+ ...............................................           97,408
      2,000   The Walt Disney Co. ...........................................           45,380
    350,000   Time Warner Inc. ..............................................        3,521,000
    260,000   Viacom Inc., Cl. A+ ...........................................        5,231,200
    185,000   Vivendi .......................................................        5,982,798
                                                                                --------------
                                                                                    15,774,186
                                                                                --------------
              ENVIRONMENTAL SERVICES -- 0.7%
    200,000   Waste Management Inc. .........................................        6,628,000
                                                                                --------------
              EQUIPMENT AND SUPPLIES -- 1.4%
     12,000   A.O. Smith Corp. ..............................................          354,240
     10,000   Danaher Corp. .................................................          566,100
    115,000   Flowserve Corp. ...............................................        5,922,500
      6,000   Ingersoll-Rand Co. Ltd., Cl. A ................................          104,100
      1,500   Minerals Technologies Inc. ....................................           61,350
     40,000   Mueller Industries Inc. .......................................        1,003,200
      7,609   Mueller Water Products Inc., Cl. B ............................           64,220
     12,000   Parker Hannifin Corp. .........................................          510,480
    110,000   Tenaris SA, ADR ...............................................        2,307,800
  1,000,000   Tomkins plc ...................................................        1,768,436
                                                                                --------------
                                                                                    12,662,426
                                                                                --------------
              EXCHANGE TRADED FUNDS -- 0.2%
    320,000   PROSHARES ULTRA FINANCIALS ....................................        1,926,400
                                                                                --------------
              FINANCIAL SERVICES -- 12.2%
      6,324   Alleghany Corp.+ ..............................................        1,783,368
    220,000   American Express Co. ..........................................        4,081,000
     15,000   Ameriprise Financial Inc. .....................................          350,400
     23,990   Argo Group International Holdings Ltd.+ .......................          813,741
     25,000   Banco Popular Espanol SA ......................................          211,287
      2,000   Banco Santander Chile SA, ADR .................................           70,060
     18,000   Banco Santander SA, ADR .......................................          170,820
    225,000   Bank of America Corp. .........................................        3,168,000
      8,825   BNP Paribas ...................................................          371,082
    900,000   Citigroup Inc. ................................................        6,039,000
     40,000   Commerzbank AG, ADR ...........................................          388,400

                                                                                    MARKET
   SHARES                                                                            VALUE
   ------                                                                       --------------
     45,000   Deutsche Bank AG ..............................................   $    1,831,050
    100,000   Discover Financial Services ...................................          953,000
    200,300   Federal National Mortgage Association .........................          152,228
     29,145   Fidelity Southern Corp. .......................................          105,213
     40,000   Freddie Mac ...................................................           29,200
    190,000   H&R Block Inc. ................................................        4,316,800
     24,000   Huntington Bancshares Inc. ....................................          183,840
     65,000   Janus Capital Group Inc. ......................................          521,950
    210,199   JPMorgan Chase & Co. ..........................................        6,627,574
     12,000   KeyCorp .......................................................          102,240
    350,000   Legg Mason Inc. ...............................................        7,668,500
     31,000   Leucadia National Corp.+ ......................................          613,800
    102,000   Loews Corp. ...................................................        2,881,500
     82,000   M&T Bank Corp. ................................................        4,707,620
      2,000   Manulife Financial Corp. ......................................           34,060
    424,000   Marsh & McLennan Companies Inc. ...............................       10,290,480
    160,000   Merrill Lynch & Co., Inc. .....................................        1,862,400
     10,000   Moody's Corp. .................................................          200,900
    100,000   Morgan Stanley ................................................        1,604,000
      6,000   Northern Trust Corp. ..........................................          312,840
     40,000   NYSE Euronext .................................................        1,095,200
     45,000   PNC Financial Services Group Inc. .............................        2,205,000
     40,000   Popular Inc. ..................................................          206,400
        500   Raiffeisen International Bank Holding AG ......................           13,414
        958   Reinet Investments SCA+ .......................................            9,322
    160,000   SLM Corp.+ ....................................................        1,424,000
    500,000   Sovereign Bancorp Inc.+ .......................................        1,490,000
    200,000   Sterling Bancorp ..............................................        2,806,000
     12,000   SunTrust Banks Inc. ...........................................          354,480
     50,000   T. Rowe Price Group Inc. ......................................        1,772,000
     80,000   TD Ameritrade Holding Corp.+ ..................................        1,140,000
      2,000   The Allstate Corp. ............................................           65,520
    445,509   The Bank of New York Mellon Corp. .............................       12,621,270
      5,000   The Charles Schwab Corp. ......................................           80,850
      2,000   The Dun & Bradstreet Corp. ....................................          154,400
     11,000   The Goldman Sachs Group Inc. ..................................          928,290
     50,000   The Phoenix Companies Inc. ....................................          163,500
      5,000   The Student Loan Corp. ........................................          205,000
     36,000   The Travelers Companies Inc. ..................................        1,627,200
     40,000   Unitrin Inc. ..................................................          637,600
    180,000   Waddell & Reed Financial Inc., Cl. A ..........................        2,782,800
    480,000   Wells Fargo & Co. .............................................       14,150,400
    100,000   Wilmington Trust Corp. ........................................        2,224,000
                                                                                --------------
                                                                                   110,602,999
                                                                                --------------
              FOOD AND BEVERAGE -- 12.5%
     30,000   Anheuser-Busch InBev NV+ ......................................          691,409
     52,000   Brown-Forman Corp., Cl. A .....................................        2,632,240
     13,000   Brown-Forman Corp., Cl. B .....................................          669,370
    150,000   Cadbury plc, ADR ..............................................        5,350,500
     95,000   Campbell Soup Co. .............................................        2,850,950
     40,000   Coca-Cola Amatil Ltd., ADR ....................................          509,600

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008 (UNAUDITED)

                                                                                    MARKET
   SHARES                                                                            VALUE
   ------                                                                       --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     10,000   Coca-Cola Femsa SAB de CV, ADR ................................   $      435,100
     30,000   Constellation Brands Inc., Cl. A+ .............................          473,100
     16,000   Corn Products International Inc. ..............................          461,600
    260,000   Dean Foods Co.+ ...............................................        4,672,200
     75,000   Del Monte Foods Co. ...........................................          535,500
     60,000   Diageo plc, ADR ...............................................        3,404,400
    120,000   Dr. Pepper Snapple Group Inc.+ ................................        1,950,000
    132,000   Fomento Economico Mexicano SAB de CV, ADR .....................        3,977,160
    150,000   General Mills Inc. ............................................        9,112,500
    125,000   Groupe Danone .................................................        7,502,780
    900,000   Grupo Bimbo SAB de CV, Cl. A ..................................        3,788,858
    100,000   H.J. Heinz Co. ................................................        3,760,000
    105,000   Heineken NV ...................................................        3,196,414
    200,000   ITO EN Ltd. ...................................................        2,916,713
     30,000   ITO EN Ltd., Preference .......................................          298,180
      3,000   Kellogg Co. ...................................................          131,550
    440,000   Kraft Foods Inc., Cl. A .......................................       11,814,000
     15,000   Metro Inc., Cl. A .............................................          449,575
    100,000   Nestle' SA ....................................................        3,908,489
    135,000   Nissin Foods Holdings Co. Ltd. ................................        4,646,442
    150,000   PepsiAmericas Inc. ............................................        3,054,000
     12,000   PepsiCo Inc. ..................................................          657,240
     28,008   Pernod-Ricard SA ..............................................        2,062,252
     35,000   Remy Cointreau SA .............................................        1,441,549
     50,000   Sapporo Holdings Ltd. .........................................          308,329
    365,000   The Coca-Cola Co. .............................................       16,523,550
     75,000   The Hershey Co. ...............................................        2,605,500
     55,600   Tootsie Roll Industries Inc. ..................................        1,423,916
    340,000   Tyson Foods Inc., Cl. A .......................................        2,978,400
      5,000   Wimm-Bill-Dann Foods OJSC, ADR+ ...............................          131,550
    135,000   YAKULT HONSHA Co. Ltd. ........................................        2,842,967
                                                                                --------------
                                                                                   114,167,883
                                                                                --------------
              HEALTH CARE -- 10.1%
     15,000   Abbott Laboratories ...........................................          800,550
    180,000   Advanced Medical Optics Inc.+ .................................        1,189,800
     25,000   Aetna Inc. ....................................................          712,500
    114,000   Baxter International Inc. .....................................        6,109,260
    100,000   Becton Dickinson & Co. ........................................        6,839,000
    300,000   Boston Scientific Corp.+ ......................................        2,322,000
     72,000   Bristol-Myers Squibb Co. ......................................        1,674,000
     57,000   Covidien Ltd. .................................................        2,065,680
    140,000   Eli Lilly & Co. ...............................................        5,637,800
     11,276   GlaxoSmithKline plc, ADR ......................................          420,257
     22,000   Henry Schein Inc.+ ............................................          807,180
    105,000   Hospira Inc.+ .................................................        2,816,100
    295,000   Johnson & Johnson .............................................       17,649,850
      6,000   Laboratory Corp. of America Holdings+ .........................          386,460
     35,000   Medco Health Solutions Inc.+ ..................................        1,466,850

                                                                                    MARKET
   SHARES                                                                            VALUE
   ------                                                                       --------------
    110,000   Merck & Co. Inc. ..............................................   $    3,344,000
      5,000   Nobel Biocare Holding AG ......................................          100,625
    140,000   Novartis AG, ADR ..............................................        6,966,400
     30,000   Patterson Companies Inc.+ .....................................          562,500
    880,000   Pfizer Inc. ...................................................       15,584,800
    150,000   Schering-Plough Corp. .........................................        2,554,500
     60,000   St. Jude Medical Inc.+ ........................................        1,977,600
    760,000   Tenet Healthcare Corp.+ .......................................          874,000
    260,000   UnitedHealth Group Inc. .......................................        6,916,000
     18,000   William Demant Holding A/S+ ...................................          734,502
     40,000   Zimmer Holdings Inc.+ .........................................        1,616,800
                                                                                --------------
                                                                                    92,129,014
                                                                                --------------
              HOTELS AND GAMING -- 1.2%
    110,000   International Game Technology .................................        1,307,900
    529,411   Ladbrokes plc .................................................        1,408,150
    320,000   Las Vegas Sands Corp.+ ........................................        1,897,600
    320,000   MGM Mirage+ ...................................................        4,403,200
     60,000   Starwood Hotels & Resorts Worldwide Inc. ......................        1,074,000
      9,000   Wynn Resorts Ltd.+ ............................................          380,340
                                                                                --------------
                                                                                    10,471,190
                                                                                --------------
              MACHINERY -- 1.4%
      6,000   Caterpillar Inc. ..............................................          268,020
    320,400   Deere & Co. ...................................................       12,277,728
                                                                                --------------
                                                                                    12,545,748
                                                                                --------------
              MANUFACTURED HOUSING -- 0.0%
    250,000   Champion Enterprises Inc.+ ....................................          140,000
                                                                                --------------
              METALS AND MINING -- 1.7%
    250,000   Alcoa Inc. ....................................................        2,815,000
      7,000   Carpenter Technology Corp. ....................................          143,780
    130,000   Freeport-McMoRan Copper & Gold Inc. ...........................        3,177,200
    195,000   Newmont Mining Corp. ..........................................        7,936,500
     45,000   Peabody Energy Corp. ..........................................        1,023,750
      6,615   Teck Cominco Ltd., Cl. B ......................................           32,258
                                                                                --------------
                                                                                    15,128,488
                                                                                --------------
              PUBLISHING -- 0.3%
      5,000   Idearc Inc. ...................................................              425
     40,000   Lee Enterprises Inc. ..........................................           16,400
      6,016   News Corp., Cl. B .............................................           57,633
     60,000   PagesJaunes Groupe SA .........................................          586,322
        406   Seat Pagine Gialle SpA+ .......................................               33
     30,633   The E.W. Scripps Co., Cl. A ...................................           67,699
     35,000   The McGraw-Hill Companies Inc. ................................          811,650
     22,000   The New York Times Co., Cl. A .................................          161,260
      1,200   The Washington Post Co., Cl. B ................................          468,300
      2,000   Value Line Inc. ...............................................           69,040
                                                                                --------------
                                                                                     2,238,762
                                                                                --------------

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008 (UNAUDITED)

  SHARES/                                                                           MARKET
   UNITS                                                                             VALUE
  -------                                                                       --------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE -- 0.0%
      7,000   Griffin Land & Nurseries Inc. .................................   $      258,020
                                                                                --------------
              RETAIL -- 5.9%
     18,000   Copart Inc.+                                                             489,420
    210,000   Costco Wholesale Corp. ........................................       11,025,000
    350,000   CVS Caremark Corp. ............................................       10,059,000
     50,000   Ingles Markets Inc., Cl. A ....................................          879,500
    340,000   Macy's Inc. ...................................................        3,519,000
    170,000   Safeway Inc. ..................................................        4,040,900
        500   Sears Holdings Corp.+ .........................................           19,435
    100,000   SUPERVALU Inc. ................................................        1,460,000
    190,000   The Great Atlantic & Pacific Tea Co. Inc.+ ....................        1,191,300
     75,000   The Home Depot Inc. ...........................................        1,726,500
     60,000   Tractor Supply Co.+ ...........................................        2,168,400
    225,000   Wal-Mart Stores Inc. ..........................................       12,613,500
    120,000   Walgreen Co. ..................................................        2,960,400
     10,000   Weis Markets Inc. .............................................          336,300
    110,000   Whole Foods Market Inc. .......................................        1,038,400
                                                                                --------------
                                                                                    53,527,055
                                                                                --------------
              SPECIALTY CHEMICALS -- 3.2%
     44,000   Albemarle Corp. ...............................................          981,200
        437   Arkema, ADR ...................................................            7,464
     51,000   Ashland Inc. ..................................................          536,010
    210,000   Chemtura Corp. ................................................          294,000
     75,000   E.I. du Pont de Nemours & Co. .................................        1,897,500
    120,000   Ferro Corp. ...................................................          846,000
      2,000   FMC Corp. .....................................................           89,460
     20,000   H.B. Fuller Co. ...............................................          322,200
     72,000   International Flavors & Fragrances Inc. .......................        2,139,840
      3,500   NewMarket Corp. ...............................................          122,185
    100,000   Omnova Solutions Inc.+ ........................................           65,000
      4,000   Quaker Chemical Corp. .........................................           65,800
    315,000   Rohm and Haas Co. .............................................       19,463,850
     50,000   Sensient Technologies Corp. ...................................        1,194,000
     85,000   The Dow Chemical Co. ..........................................        1,282,650
      4,000   Zep Inc. ......................................................           77,240
                                                                                --------------
                                                                                    29,384,399
                                                                                --------------
              TELECOMMUNICATIONS -- 5.0%
    370,000   AT&T Inc. .....................................................       10,545,000
    450,000   BCE Inc. ......................................................        9,220,500
      4,495   Bell Aliant Regional Communications Income Fund (a)(b) ........           85,749
    200,000   BT Group plc ..................................................          388,768
     30,000   BT Group plc, ADR .............................................          599,400
    140,000   Cable & Wireless plc ..........................................          315,012
     45,000   CenturyTel Inc. ...............................................        1,229,850
    350,000   Cincinnati Bell Inc.+ .........................................          675,500
    335,000   Deutsche Telekom AG, ADR ......................................        5,125,500

                                                                                    MARKET
   SHARES                                                                            VALUE
   ------                                                                       --------------
      5,360   FairPoint Communications Inc. .................................   $       17,581
     15,000   France Telecom SA, ADR ........................................          421,050
    140,000   Qwest Communications International Inc. .......................          509,600
  1,500,000   Sprint Nextel Corp.+ ..........................................        2,745,000
      3,300   Telecom Italia SpA, ADR .......................................           53,625
      8,195   Telefonica SA, ADR ............................................          552,261
    144,500   Telephone & Data Systems Inc. .................................        4,587,875
     12,000   TELUS Corp. ...................................................          361,312
     18,000   TELUS Corp., Non-Voting .......................................          511,560
    225,000   Verizon Communications Inc. ...................................        7,627,500
      5,000   Windstream Corp. ..............................................           46,000
                                                                                --------------
                                                                                    45,618,643
                                                                                --------------
              TRANSPORTATION -- 0.4%
      5,000   Burlington Northern Santa Fe Corp. ............................          378,550
    115,000   GATX Corp. ....................................................        3,561,550
                                                                                --------------
                                                                                     3,940,100
                                                                                --------------
              WIRELESS COMMUNICATIONS -- 0.6%
      2,600   NTT DoCoMo Inc. ...............................................        5,059,459
                                                                                --------------
              TOTAL COMMON STOCKS                                                  901,245,946
                                                                                --------------
              CONVERTIBLE PREFERRED STOCKS -- 0.1%
              COMMUNICATIONS EQUIPMENT -- 0.0%
      1,100   Lucent Technologies Capital Trust I,
                 7.750% Cv. Pfd. ............................................          374,000
                                                                                --------------
              ENERGY AND UTILITIES: INTEGRATED -- 0.0%
        300   El Paso Corp., 4.990% Cv. Pfd. (b) ............................          191,709
                                                                                --------------
              ENTERTAINMENT -- 0.0%
      3,000   Metromedia International Group Inc.,
                 7.250% Cv. Pfd.+ ...........................................           43,500
                                                                                --------------
              TELECOMMUNICATIONS -- 0.1%
     33,000   Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B .................          759,000
                                                                                --------------
              TOTAL CONVERTIBLE PREFERRED STOCKS                                     1,368,209
                                                                                --------------
              WARRANTS -- 0.0%
              BROADCASTING -- 0.0%
        330   Granite Broadcasting Corp.,
                 Ser. A, expire 06/04/12+ ...................................                3
        330   Granite Broadcasting Corp.,
                 Ser. B, expire 06/04/12+ ...................................                3
                                                                                --------------
              TOTAL WARRANTS ................................................                6
                                                                                --------------

 PRINCIPAL
  AMOUNT
 ---------
              CORPORATE BONDS -- 1.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$   800,000   Standard Motor Products Inc., Sub. Deb. Cv.,
                 6.750%, 07/15/09 ...........................................          732,000
                                                                                --------------

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                          MARKET
  AMOUNT                                                                             VALUE
 ---------                                                                      --------------
              CORPORATE BONDS (CONTINUED)
              BROADCASTING -- 0.1%
$ 2,200,000   Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
                 6.000%, 09/15/12 ...........................................   $    1,012,000
    350,000   Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv. (STEP),
                 4.875%, 07/15/18 ...........................................          173,250
    200,000   Young Broadcasting Inc., Sub. Deb.,
                 10.000%, 03/01/11 ..........................................            3,000
                                                                                --------------
                                                                                     1,188,250
                                                                                --------------
              BUSINESS SERVICES -- 0.0%
    100,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a) ......................................                0
                                                                                --------------
              COMMUNICATIONS EQUIPMENT -- 0.5%
  4,000,000   Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09 ...........................................        3,945,000
                                                                                --------------
              COMPUTER HARDWARE -- 0.0%
    400,000   SanDisk Corp., Cv.,
                 1.000%, 05/15/13 ...........................................          162,000
                                                                                --------------
              ENERGY AND UTILITIES -- 0.0%
    100,000   Texas Competitive Electric Holdings Co. LLC (STEP),
                 10.500%, 11/01/15 (b) ......................................           71,500
                                                                                --------------
              FINANCIAL SERVICES -- 0.0%
    300,000   M-Systems Finance NV,
                 1.000%, 03/15/35 ...........................................          252,000
                                                                                --------------
              RETAIL -- 0.3%
  4,400,000   The Great Atlantic & Pacific Tea Co. Inc., Cv.,
                 5.125%, 06/15/11 ...........................................        2,271,500
                                                                                --------------
              SPECIALTY CHEMICALS -- 0.0%
    500,000   Ferro Corp., Cv.,
                 6.500%, 08/15/13 ...........................................          244,375
                                                                                --------------
              TELECOMMUNICATIONS -- 0.0%
    200,000   Williams Communications Group Inc., Escrow,
                 10.875%, 10/01/09+ (a) .....................................                0
                                                                                --------------
              TOTAL CORPORATE BONDS .........................................        8,866,625
                                                                                --------------
              TOTAL INVESTMENTS -- 100.0%
                 (Cost $1,141,895,701) ......................................   $  911,480,786
                                                                                ==============
                 Aggregate book cost ........................................   $1,141,895,701
                                                                                ==============
                 Gross unrealized appreciation ..............................   $   76,325,603
                 Gross unrealized depreciation ..............................     (306,740,518)
                                                                                --------------
                 Net unrealized appreciation/depreciation ...................   $ (230,414,915)
                                                                                ==============

----------
(a) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2008, the market value of fair valued securities amounted to $560,807 or 0.06% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the market value of Rule 144A securities amounted to $819,066 or 0.09% of total investments.

+    Non-income producing security.

ADR  American Depositary Receipt

CVO  Contingent Value Obligation

STEP Step coupon bond. The rate disclosed is that in effect at December 31, 2008.

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

THE GABELLI EQUITY INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments and other financial instruments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN       OTHER FINANCIAL
                                                  SECURITIES     INSTRUMENTS (UNREALIZED
                                                (MARKET VALUE)        APPRECIATION)*
VALUATION INPUTS                                    ASSETS               ASSETS
----------------                                --------------   -----------------------
Level 1 - Quoted Prices                          $901,949,732                 --
Level 2 - Other Significant Observable Inputs       9,526,104            $19,439
Level 3 - Significant Unobservable Inputs               4,950                 --
                                                 ------------            -------
TOTAL                                            $911,480,786            $19,439
                                                 ============            =======

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                        INVESTMENTS IN
                                                          SECURITIES
                                                        (MARKET VALUE)
                                                        --------------
BALANCE AS OF 12/31/07                                     $  4,950
Accrued discounts/(premiums)                                     --
Realized gain/(loss)                                             --
Change in unrealized appreciation/(depreciation)                  0
Net purchases/(sales)                                            --
Transfers in and/or out of Level 3                               --
                                                           --------
BALANCE AS OF 12/31/08                                     $  4,950
                                                           ========
Net change in unrealized appreciation/(depreciation) during
  the period on Level 3 investments held at 12/31/08       $      0
                                                           --------

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

THE GABELLI EQUITY INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

2. SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

Effective March 16, 2008, Bear, Stearns International Limited entered into a Guaranty Agreement with JPMorgan Chase & Co., whereby JPMorgan Chase & Co. unconditionally guarantees the due and punctual payment of certain liabilities of Bear, Stearns International Limited, including the current liabilities of Bear, Stearns International Limited to the Fund. As of December 31, 2008, the Fund held contract for difference swaps with Bear, Stearns International Limited which are covered by the JPMorgan Chase & Co. Guaranty Agreement as of the date of the report. Details of the swaps at December 31, 2008 are as follows:

      NOTIONAL                EQUITY SECURITY                 INTEREST RATE/          TERMINATION   NET UNREALIZED
       AMOUNT                     RECEIVED                 EQUITY SECURITY PAID            DATE       APPRECIATION
------------------------   ---------------------   --------------------------------   -----------   --------------
                                Market Value       Overnight LIBOR plus 40 bps plus
                              Appreciation on:        Market Value Depreciation on:
$ 87,814 (20,000 shares)   Rolls-Royce Group plc        Rolls-Royce Group plc          02/17/09        $10,814
 125,534 (140,000 shares)      Rank Group plc               Rank Group plc             05/15/09          8,625
                                                                                                        -------
                                                                                                        $19,439
                                                                                                        =======

3. TAX INFORMATION. Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2008, the Fund deferred capital losses of $5,378,169.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                                   (GRAPHIC)

THE GABELLI EQUITY INCOME FUND

                                                            FIRST QUARTER REPORT
                                                               DECEMBER 31, 2008

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q408SR

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                            FIRST QUARTER REPORT (a)
                                DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     During the quarter ended December 31, 2008, The Gabelli Woodland Small Cap Value Fund (the "Fund") declined 27.77% while the Russell 2000 Index declined 26.12%.

     Enclosed is the investment portfolio as of December 31, 2008.

COMPARATIVE RESULTS

          AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)(b)

                                                                                                       Since
                                                      Six                                            Inception
                                        Quarter     Months      1 Year       3 Year      5 Year     (12/31/02)
                                        -------     ------      ------      -------      ------     ----------
GABELLI WOODLAND SMALL CAP VALUE FUND
   CLASS AAA.........................   (27.77)%    (28.39)%    (34.21)%     (8.98)%     (0.67)%       2.61%
Russell 2000 Index...................   (26.12)     (26.94)     (33.79)      (8.29)      (0.93)        5.84
S&P 500 Index........................   (21.95)     (28.48)     (36.99)      (8.36)      (2.19)        2.38
Value Line Composite Index...........   (26.39)     (29.57)     (37.44)      (9.84)      (1.70)        5.24
Class A..............................   (27.78)     (28.39)     (34.24)      (8.93)      (0.61)        2.65
                                        (32.04)(c)  (32.62)(c)  (38.12)(c)  (10.75)(c)   (1.81)(c)     1.62(c)
Class B..............................   (27.86)     (28.71)     (34.80)      (9.85)      (1.09)        2.28
                                        (31.47)(d)  (32.28)(d)  (38.06)(d)  (10.76)(d)   (1.49)(d)     2.13
Class C..............................   (27.86)     (28.67)     (34.73)      (9.63)      (1.37)        1.92
                                        (28.58)(e)  (29.38)(e)  (35.38)(e)   (9.63)      (1.37)        1.92
Class I..............................   (27.74)     (28.36)     (34.11)      (8.94)      (0.64)        2.63

IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 2.33%, 2.33%, 3.08%, 3.08%, AND 2.08%, RESPECTIVELY. THE NET EXPENSE RATIOS AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH SEPTEMBER 30, 2009 ARE 2.00%, 2.00%, 2.75%, 2.75%, AND 1.75% RESPECTIVELY. CLASS
AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING.THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES ASSOCIATED WITH THIS CLASS OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL CHALLENGES BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES, THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES, AND THE VALUE LINE COMPOSITE INDEX (COMPRISED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR, THREE YEAR, FIVE YEAR AND SINCE INCEPTION PERIODS OF 5%, 5%, 5%, 3%, 2%, AND 1%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

                                                                   MARKET
SHARES                                                              VALUE
-------                                                          -----------
          COMMON STOCKS -- 100.0%
          AEROSPACE -- 4.5%
  8,600   Herley Industries Inc.+ .........................      $   105,608
  5,020   Kaman Corp. .....................................           91,013
                                                                 -----------
                                                                     196,621
                                                                 -----------
          AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.6%
  6,490   Midas Inc.+ .....................................           68,080
                                                                 -----------
          BUSINESS SERVICES -- 7.6%
    358   Ascent Media Corp., Cl. A+ ......................            7,819
  6,890   Deluxe Corp. ....................................          103,074
  8,150   Edgewater Technology Inc.+ ......................           21,108
  7,350   Intermec Inc.+ ..................................           97,608
  3,820   The Brink's Co. .................................          102,682
                                                                 -----------
                                                                     332,291
                                                                 -----------
          COMPUTER SOFTWARE AND SERVICES -- 11.9%
  7,000   Dynamics Research Corp.+ ........................           56,000
 16,500   Furmanite Corp.+ ................................           88,935
 18,410   Lawson Software Inc.+ ...........................           87,263
  4,340   MTS Systems Corp. ...............................          115,618
 25,000   Tier Technologies Inc., Cl. B+ ..................          135,000
  7,800   TransAct Technologies Inc.+ .....................           35,802
                                                                 -----------
                                                                     518,618
                                                                 -----------
          CONSUMER PRODUCTS -- 5.8%
  5,770   Alberto-Culver Co. ..............................          141,423
  1,085   Church & Dwight Co. Inc. ........................           60,890
  5,840   Kimball International Inc., Cl. B ...............           50,282
                                                                 -----------
                                                                     252,595
                                                                 -----------
          CONSUMER SERVICES -- 1.9%
  3,820   Brink's Home Security Holdings Inc.+ ............           83,734
                                                                 -----------
          DIVERSIFIED INDUSTRIAL -- 13.7%
  6,050   Columbus McKinnon Corp.+ ........................           82,583
     57   Griffon Corp.+ ..................................              532
  8,100   Hawk Corp., Cl. A+ ..............................          134,460
  3,800   L.B. Foster Co., Cl. A+ .........................          118,864
  9,920   LeCroy Corp.+ ...................................           30,256
  8,800   OSI Systems Inc.+ ...............................          121,880
  3,190   Texas Industries Inc. ...........................          110,055
                                                                 -----------
                                                                     598,630
                                                                 -----------
          ENERGY AND UTILITIES -- 2.8%
  3,740   Mariner Energy Inc.+ ............................           38,148
  3,170   PICO Holdings Inc.+ .............................           84,259
                                                                 -----------
                                                                     122,407
                                                                 -----------
          ENTERTAINMENT -- 2.3%
  3,585   Discovery Communications Inc., Cl. A+ ...........           50,764
  3,585   Discovery Communications Inc., Cl. C+ ...........           48,003
                                                                 -----------
                                                                      98,767
                                                                 -----------
          EQUIPMENT AND SUPPLIES -- 14.8%
 13,600   C&D Technologies Inc.+ ..........................           42,568
 22,000   Gerber Scientific Inc.+ .........................          112,420

                                                                   MARKET
SHARES                                                              VALUE
-------                                                          -----------
  5,530   Powell Industries Inc.+ .........................      $   160,481
  3,000   Robbins & Myers Inc. ............................           48,510
  3,150   The Toro Co. ....................................          103,950
  7,000   Thermadyne Holdings Corp.+ ......................           48,090
  2,200   Valmont Industries Inc. .........................          134,992
                                                                 -----------
                                                                     651,011
                                                                 -----------
          FINANCIAL SERVICES -- 3.7%
  1,430   HMN Financial Inc. ..............................            5,977
  9,700   NewAlliance Bancshares Inc. .....................          127,749
  1,204   Willis Group Holdings Ltd. ......................           29,955
                                                                 -----------
                                                                     163,681
                                                                 -----------
          FOOD AND BEVERAGE -- 1.8%
  3,900   PepsiAmericas Inc. ..............................           79,404
                                                                 -----------
          HEALTH CARE -- 9.8%
 17,500   Home Diagnostics Inc.+ ..........................           86,975
  9,940   Rochester Medical Corp.+ ........................          152,877
  3,116   SurModics Inc.+ .................................           78,741
  2,880   West Pharmaceutical Services Inc. ...............          108,778
                                                                 -----------
                                                                     427,371
                                                                 -----------
          HOTELS AND GAMING -- 3.4%
  5,370   Gaylord Entertainment Co.+ ......................           58,211
 11,900   Pinnacle Entertainment Inc.+ ....................           91,392
                                                                 -----------
                                                                     149,603
                                                                 -----------
          MACHINERY -- 2.6%
  5,964   Key Technology Inc.+ ............................          112,660
                                                                 -----------
          RETAIL -- 2.6%
  3,500   J. Crew Group Inc.+ .............................           42,700
 10,000   Shutterfly Inc.+ ................................           69,900
                                                                 -----------
                                                                     112,600
                                                                 -----------
          SPECIALTY CHEMICALS -- 6.0%
  2,000   Arch Chemicals Inc. .............................           52,140
  1,260   FMC Corp. .......................................           56,360
  2,000   NewMarket Corp. .................................           69,820
  8,200   Penford Corp. ...................................           82,984
                                                                 -----------
                                                                     261,304
                                                                 -----------
          TELECOMMUNICATIONS -- 1.9%
 15,400   HickoryTech Corp. ...............................           83,776
                                                                 -----------
          TRANSPORTATION -- 1.3%
  2,200   Bristow Group Inc.+ .............................           58,938
                                                                 -----------
          TOTAL COMMON STOCKS .............................        4,372,091
                                                                 -----------
          TOTAL INVESTMENTS -- 100.0%
             (Cost $5,467,744) ............................      $ 4,372,091
                                                                 ===========
          Aggregate book cost .............................      $ 5,467,744
                                                                 ===========
          Gross unrealized appreciation ...................      $   220,778
          Gross unrealized depreciation ...................       (1,316,431)
                                                                 -----------
          Net unrealized appreciation/depreciation ........      $(1,095,653)
                                                                 ===========

----------
+    Non-income producing security.

               See accompanying notes to schedule of investments.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in securities. There was no summary of the Fund's investments, by inputs used to value the Fund's investments as of December 31, 2008.

                         INVESTMENTS IN
                           SECURITIES
                         (MARKET VALUE)
VALUATION INPUTS             ASSETS
----------------         --------------
Level 1 - Quoted Prices    $4,372,091

There were no Level 3 investments at September 30, 2008 or December 31, 2008.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's disclosures.

                                   (GRAPHIC)

                   THE GABELLI WOODLAND SMALL CAP VALUE FUND

                                                            FIRST QUARTER REPORT
                                                               DECEMBER 31, 2008

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER

Elizabeth M. Lilly, CFA
PORTFOLIO MANAGER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

                                  DISTRIBUTOR
                            Gabelli & Company, Inc.

                 CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                      State Street Bank and Trust Company

                                 LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q408SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gabelli Equity Series Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       March 2, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       March 2, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       March 2, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.